Long-term Investments	6 Months Ended
Dec. 31, 2025
Long-term Investments
Long-term Investments

11.	Long-term Investments

The Company’s long-term investment consists of the following:

Entity	Balance at June 30, 2025	Additions	Dispositions	Realized gain (loss) on sale of investment	Unrealized gain (loss) on change of fair value of investment	FX Movement	Balance at December 31, 2025
	$	$	$	$	$	$	$
Global Uranium and Enrichment Ltd. (Shares)	5,203,071	—	—	—	880,520	134,602	6,218,193
American Uranium Limited (Shares)	—	1,333,719	—	—	47,633	27,414	1,408,766
Nuran Wireless Inc. (Shares)	—	3,584,347	—	—	(435,560)	—	3,148,787
	5,203,071	4,918,066	—	—	492,593	162,016	10,775,746

Global Uranium Enrichment Ltd.

On April 16, 2025, the Company entered into a Subscription Agreement with Global Uranium and Enrichment Ltd. (“GUE”), an Australian Securities Exchange (ASX) listed entity. Pursuant to the agreement, the Company subscribed for 89,448,256 shares of GUE at an aggregate subscription price of $5,132,534, representing a 19.99% interest in GUE. In addition, the Company was granted 14,000,000 options exercisable at AU $0.13 per share, expiring three years from the date of issue.

The subscription shares and any shares issued on exercise of the options are subject to a six-month voluntary escrow period from completion, subject to certain limited exceptions. The Company is also entitled to appoint one nominee to GUE’s board of directors, conditional upon maintaining at least a 10% equity interest in GUE.

American Uranium Limited (formerly GTI Energy Limited)

On August 8, 2025, the Company entered into a Subscription Agreement with GTI Energy Limited (“GTI”), an Australian public company listed on the ASX. Under the agreement, the Company subscribed for 424,866,286 fully paid ordinary shares in GTI at an issue price of A$0.0035 per share, for total consideration of $1,333,719 (A$1,487,032). The subscription also included 212,433,143 free-attaching options with an exercise price of A$0.01 per option expiring September 25, 2028.

On August 29, 2025, GTI changed its name to American Uranium Limited (“AMU”) and completed a 1-for-40 share consolidation, bringing the Company’s ownership to 10,621,657 shares and 5,310,828 options with an exercise price of A$0.40.

Nuran Wireless Inc.

On December 22, 2025, the Company entered into a subscription agreement with Nuran Wireless Inc. (“Nuran”), a Canadian Securities Exchange (CSE) listed entity. Pursuant to the agreement, the Company subscribed for 1,259,515 units of Nuran at an aggregate subscription price of $3,584,347 (US $2,600,000), with each unit comprising one common share and one-half of one common share purchase warrant. In addition, the Company was granted 629,757 warrants exercisable at 150% of the Issue Price per share, expiring five years from the closing date.